Loans, Notes, Trade and Other Receivables Disclosure [Text Block] (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	2015	2014
Commercial and industrial	$42,536	$34,928
Real estate – construction	22,137	30,296
Real estate – mortgage:
Residential	232,478	210,096
Commercial	231,701	190,685
Consumer installment	4,858	4,579

	533,710	470,584
Less allowance for loan and lease losses	(6,385)	(6,846)

Net loans	$527,325	$463,738

Schedule of Financing Receivable by Segment [Table Text Block]

			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029

Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710

			Real estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,393	$3,296	$5,183	$4,490	$6	$14,368
Collectively evaluated for impairment	33,535	27,000	204,913	186,195	4,573	456,216

Total loans	$34,928	$30,296	$210,096	$190,685	$4,579	$470,584

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$—	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552

Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385

			Real Estate- Mortgage
December 31, 2014	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$83	$589	$892	$30	$2	$1,596
Collectively evaluated for impairment	559	279	2,811	1,546	55	5,250

Total ending allowance balance	$642	$868	$3,703	$1,576	$57	$6,846

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(280)	(385)	(425)	(92)	(15)	(1,197)
Recoveries	207	—	186	5	23	421
Provision	298	(207)	(325)	589	(40)	315

ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046
Charge-offs	(237)	—	(671)	(260)	(44)	(1,212)
Recoveries	121	60	267	40	154	642
Provision	144	232	443	(374)	(75)	370

ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
Charge-offs	(419)	(191)	(675)	—	(45)	(1,330)
Recoveries	191	33	107	46	24	401
Provision	(890)	(389)	1,360	133	(18)	196

ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046

Impaired Financing Receivables [Table Text Block]

December 31, 2015
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$—
Real estate – construction	1,657	1,651	—
Real estate – mortgage:
Residential	2,445	2,443	—
Commercial	2,337	2,335	—

Total	$7,466	$7,454	$—

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate – construction	130	130	130
Real estate – mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	6	6	—

Total	$6,215	$6,199	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate – construction	1,787	1,781	130
Real estate – mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	—

Total	$13,681	$13,653	$833

December 31, 2014
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,146	$1,145	$—
Real estate – construction	2,707	2,705	—
Real estate – mortgage:
Residential	2,202	2,197	—
Commercial	4,064	4,060	—

Total	$10,119	$10,107	$—

With an allowance recorded:
Commercial and industrial	$247	$247	$83
Real estate – construction	589	589	589
Real estate – mortgage:
Residential	2,981	2,978	892
Commercial	426	426	30
Consumer installment	6	6	2

Total	$4,249	$4,246	$1,596

Total:
Commercial and industrial	$1,393	$1,392	$83
Real estate – construction	3,296	3,294	589
Real estate – mortgage:
Residential	5,183	5,175	892
Commercial	4,490	4,486	30
Consumer installment	6	6	2

Total	$14,368	$14,353	$1,596

Schedule of Additional Information Related to Impaired Loans [Table Text Block]

	As of December 31, 2015		As of December 31, 2014		As of December 31, 2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial and industrial	$1,468	$100	$1,989	$85	$2,187	$119
Real estate – construction	2,407	115	3,631	154	3,743	183
Real estate – mortgage:
Residential	4,356	160	5,331	171	5,380	293
Commercial	5,203	350	5,998	229	6,500	493
Consumer installment	6	—	11	1	13	1

Total	$13,440	$725	$16,960	$640	$17,824	$1,090

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

	December 31, 2015
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	6	—	6	$434	$434
Real estate construction	1	—	1	181	181
Residential real estate	5	1	6	515	535
Commercial real estate	1	—	1	270	270

	December 31, 2014
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Residential real estate	3	—	3	$140	$140
Commercial real estate	1	—	1	48	48
Consumer	1	—	1	6	6

	December 31, 2013
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	6	1	7	$1,264	$1,264
Residential real estate	7	—	7	784	784
Commercial real estate	2	—	2	834	834

Financing Receivable Credit Quality Indicators [Table Text Block]

December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$40,560	$242	$1,734	$—	$42,536
Real estate – construction	22,007	—	—	130	22,137
Real estate – mortgage:
Residential	225,945	728	5,805	—	232,478
Commercial	219,331	4,327	8,043	—	231,701
Consumer installment	4,854	—	4	—	4,858

Total	$512,697	$5,297	$15,586	$130	$533,710

December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$33,160	$—	$1,730	$38	$34,928
Real estate – construction	29,212	495	—	589	30,296
Real estate – mortgage:
Residential	200,928	584	8,584	—	210,096
Commercial	180,899	3,908	5,878	—	190,685
Consumer installment	4,572	—	7	—	4,579

Total	$448,759	$4,987	$16,211	$627	$470,584

Past Due Financing Receivables [Table Text Block]

December 31, 2015	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate – construction	22,137	—	—	—	—	22,137
Real estate – mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	—	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858

Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710

December 31, 2014	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
Commercial and industrial	$34,480	$349	$68	$31	$448	$34,928
Real estate – construction	30,296	—	—	—	—	30,296
Real estate – mortgage:
Residential	205,753	2,065	363	1,915	4,343	210,096
Commercial	190,088	30	—	567	597	190,685
Consumer installment	4,547	27	3	2	32	4,579

Total	$465,164	$2,471	$434	$2,515	$5,420	$470,584

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

December 31, 2015	Nonaccrual	90+ Day Past Due and Accruing
Commercial and industrial	$1,450	$—
Real estate – construction	130	—
Real estate – mortgage:
Residential	4,122	—
Commercial	1,842	—
Consumer installment	1	2

Total	$7,545	$2

December 31, 2014	Nonaccrual	90+ Days Past Due and Accruing
Commercial and industrial	$365	$—
Real estate – construction	587	—
Real estate – mortgage:
Residential	5,310	165
Commercial	1,083	—
Consumer installment	2	—

Total	$7,347	$165

Subsequently Defaulted [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	September 30, 2016	December 31, 2015
Commercial and industrial	$59,376	$42,536
Real estate – construction	17,633	22,137
Real estate – mortgage:
Residential	258,952	232,478
Commercial	245,636	231,701
Consumer installment	4,732	4,858

	586,329	533,710
Less: Allowance for loan and lease losses	6,334	6,385

Net loans	$579,995	$527,325

Schedule of Financing Receivable by Segment [Table Text Block]

			Real Estate- Mortgage
September 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$844	$1,093	$3,238	$6,466	$5	$11,646
Collectively evaluated for impairment	58,532	16,540	255,714	239,170	4,727	574,683

Total loans	$59,376	$17,633	$258,952	$245,636	$4,732	$586,329

			Real estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029

Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710

				Real Estate- Mortgage
September 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$184	$17	$104	$239	$—	544
Collectively evaluated for impairment	329	121	2,657	2,656	27	5,790

Total ending allowance balance	$513	$138	$2,761	$2,895	$27	$6,334

				Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$—	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552

Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

				Real Estate- Mortgage
September 30, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$184	$17	$104	$239	$—	544
Collectively evaluated for impairment	329	121	2,657	2,656	27	5,790

Total ending allowance balance	$513	$138	$2,761	$2,895	$27	$6,334

				Real Estate- Mortgage
	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$—	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552

Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385

	Commercial and industrial		Real estate- construction		Real estate- residential mortgage		Real estate- commercial mortgage		Consumer installment		Total
ALLL balance at December 31, 2015		$867		$276		$3,139		$2,078		$25		$6,385
Charge-offs		(197)		—		(394)		(70)		(18)		(679)
Recoveries		51		—		113		140		9		313
Provision		(208)		(138)		(97)		747		11		315

ALLL balance at September 30, 2016		$513		$138		$2,761		$2,895		$27		$6,334

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(196)	(385)	(425)	(92)	(11)	(1,109)
Recoveries	186	—	161	5	21	373
Provision	(54)	(149)	(13)	450	(24)	210

ALLL balance at September 30, 2015	$578	$334	$3,426	$1,939	$43	$6,320

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at June 30, 2016	$484	$159	$2,788	$2,909	$26	$6,366
Charge-offs	(74)	—	(149)	—	(3)	(226)
Recoveries	4	—	82	—	3	89
Provision	99	(21)	40	(14)	1	105

ALLL balance at September 30, 2016	$513	$138	$2,761	$2,895	$27	$6,334

	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at June 30, 2015	$610	$363	$3,347	$1,978	$48	$6,346
Charge-offs	(100)	—	(124)	(5)	—	(229)
Recoveries	5	—	81	5	7	98
Provision	63	(29)	122	(39)	(12)	105

ALLL balance at September 30, 2015	$578	$334	$3,426	$1,939	$43	$6,320

Impaired Financing Receivables [Table Text Block]

September 30, 2016
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$569	$569	$—
Real estate – construction	1,076	1,076	—
Real estate – mortgage:
Residential	2,774	2,771	—
Commercial	1,378	1,375	—
Consumer installment	5	5	—

Total	$5,802	$5,796	$—

With an allowance recorded:
Commercial and industrial	$275	$275	$184
Real estate – construction	17	17	17
Real estate – mortgage:
Residential	464	462	104
Commercial	5,088	5,078	239
Consumer installment	—	—	—

Total	$5,844	$5,832	$544

Total:
Commercial and industrial	$844	$844	$184
Real estate – construction	1,093	1,093	17
Real estate – mortgage:
Residential	3,238	3,233	104
Commercial	6,466	6,453	239
Consumer installment	5	5	—

Total	$11,646	$11,628	$544

December 31, 2015
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$—
Real estate – construction	1,657	1,651	—
Real estate – mortgage:
Residential	2,445	2,443	—
Commercial	2,337	2,335	—
Consumer installment	6	6	—

Total	$7,472	$7,460	$—

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate – construction	130	130	130
Real estate – mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	—	—	—

Total	$6,209	$6,193	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate – construction	1,787	1,781	130
Real estate – mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	—

Total	$13,681	$13,653	$833

Schedule of Additional Information Related to Impaired Loans [Table Text Block]

	For the Three Months Ended September 30, 2016		For the Nine Months Ended September 30, 2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$864	$4	$1,218	$9
Real estate – construction	1,105	3	1,404	22
Real estate – mortgage:
Residential	3,389	36	3,660	36
Commercial	7,939	8	7,449	115
Consumer installment	5	—	6	—

	$13,302	$51	$13,737	$182

	For the Three Months Ended September 30, 2015		For the Nine Months Ended September 30, 2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$1,480	$21	$1,354	$73
Real estate – construction	2,347	28	2,614	94
Real estate – mortgage:
Residential	4,195	43	4,514	128
Commercial	5,476	71	4,871	200
Consumer installment	6	—	6	—

	$13,504	$163	$13,359	$495

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

	For the Nine Months Ended September 30, 2016
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	2	—	2	$169	$169
Residential real estate	1	—	1	58	58
Commercial real estate	1	—	1	311	311
Consumer	—	—	—	—	—

	For the Three Months Ended September 30, 2015
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	2	—	2	$15	$15
Real estate construction	—	—	—	—	—
Residential real estate	1	—	1	164	164
Consumer	1	—	1	9	9

	For the Nine Months Ended September 30, 2015
	Number of Contracts			Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings	Term Modification	Other	Total
Commercial and industrial	3	1	4	$126	$126
Real estate construction	1	—	1	181	181
Residential real estate	2	1	3	398	418
Consumer	1	—	1	9	9

For the Three Months Ended September 30, 2016
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	1	$3
Residential real estate	1	58

	For the Nine Months Ended September 30, 2016
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$273
Real estate construction	1	58

	For the Three Months Ended September 30, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	1	$8
Real estate construction	—	—
Consumer	1	8

	For the Nine Months Ended September 30, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	3	$55
Real estate construction	1	152
Consumer	1	8

	December 31, 2015
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$14
Real estate construction	1	130

	December 31, 2014
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Residential real estate	1	$15

	December 31, 2013
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	5	$574
Commercial real estate	1	190

Financing Receivable Credit Quality Indicators [Table Text Block]

	Pass	Special Mention	Substandard	Doubtful	Total Loans
September 30, 2016
Commercial and industrial	$57,954	$445	$977	$—	$59,376
Real estate – construction	17,448	144	24	17	17,633
Real estate – mortgage:
Residential	252,783	433	5,736	—	258,952
Commercial	237,916	3,141	4,579	—	245,636
Consumer installment	4,723	—	9	—	4,732

Total	$570,824	$4,163	$11,325	$17	$586,329

	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2015
Commercial and industrial	$40,560	$242	$1,734	$—	$42,536
Real estate – construction	22,007	—	—	130	22,137
Real estate – mortgage:
Residential	225,945	728	5,805	—	232,478
Commercial	219,331	4,327	8,043	—	231,701
Consumer installment	4,854	—	4	—	4,858

Total	$512,697	$5,297	$15,586	$130	$533,710

Past Due Financing Receivables [Table Text Block]

	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
September 30, 2016
Commercial and industrial	$58,889	$59	$92	$336	$487	$59,376
Real estate – construction	17,633	—	—	—	—	17,633
Real estate – mortgage:
Residential	257,068	1,052	547	285	1,884	258,952
Commercial	244,771	121	—	744	865	245,636
Consumer installment	4,656	76	—	—	76	4,732

Total	$583,017	$1,308	$639	$1,365	$3,312	$586,329

	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Total Loans
December 31, 2015
Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate – construction	22,137	—	—	—	—	22,137
Real estate – mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	—	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858

Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]

	September 30, 2016 Nonaccrual	90+Days Past Due and Accruing
Commercial and industrial	$920	$—
Real estate – construction	17	—
Real estate – mortgage:
Residential	3,822	—
Commercial	1,730	—
Consumer installment	—	—

Total	$6,490	$—

	December 31, 2015 Nonaccrual	90+Days Past Due and Accruing
Commercial and industrial	$1,450	$—
Real estate – construction	130	—
Real estate – mortgage:
Residential	4,122	—
Commercial	1,842	—
Consumer installment	1	2

Total	$7,545	$2